Investment Securities - Gross Unrealized Losses and Fair Value of Company's Investment Securities (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	$ 7,747
Unrealized Losses Less Than 12 Months	(51)
Fair Value 12 Months or Greater	1,030
Unrealized Losses 12 Months or Greater	(2)
Fair Value Total	8,777
Unrealized Losses Total	(53)
U.S. Treasury and Agencies [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	3,144
Unrealized Losses Less Than 12 Months	(25)
Fair Value Total	3,144
Unrealized Losses Total	(25)
Residential Mortgage-Backed Securities [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	2,748
Unrealized Losses Less Than 12 Months	(11)
Fair Value 12 Months or Greater	1,028
Unrealized Losses 12 Months or Greater	(2)
Fair Value Total	3,776
Unrealized Losses Total	(13)
Commercial Mortgage Backed Securities [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	1,847
Unrealized Losses Less Than 12 Months	(15)
Fair Value Total	1,847
Unrealized Losses Total	(15)
Asset-Backed Securities [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value 12 Months or Greater	2
Fair Value Total	2
Obligations of State and Political Subdivisions [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	2
Fair Value Total	2
Other [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	6
Fair Value Total	$ 6